Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance

The table below sets forth our pay versus performance disclosure, in accordance with SEC Item 402(v) of Regulation S-K.

Pay vs. Performance Table

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1)	COMPENSATION ACTUALLY PAID TO PEO(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS(3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS(4)	TOTAL SHAREHOLDER RETURN(5)	PEER GROUP TOTAL SHAREHOLDER RETURN(6)	NET INCOME (IN MILLIONS)(7)	ADJUSTED EPS(8)

2024	$18,313,164	$11,859,351	$6,557,345	$4,191,532	119.87	176.44	$832.9	$3.89

2023	$17,659,164	$25,319,045	$6,096,656	$7,723,806	117.19	150.20	$865.8	$3.43

2022	$16,611,190	$5,409,783	$4,775,035	$2,516,311	101.84	127.15	$755.2	$3.15

2021	$16,598,719	$20,783,335	$6,672,447	$7,428,269	120.39	134.52	$608.4	$2.75

2020	$13,624,063	$22,518,383	$3,426,630	$5,304,179	111.33	111.06	$1,613.3	$2.09

(1) The principal executive officer (“PEO”) is Mr. Lico for all years presented.

(2) Compensation actually paid is adjusted from summary compensation table total compensation for changes in fair value of outstanding equity-based awards. See additional detail below. Consistent with the methodology used to calculate the fair value of our equity-based awards generally, (1) the fair value of RSUs was calculated using the closing price of our common stock on the relevant date, adjusted to the extent applicable for the impact of RSUs not having dividend rights prior to vesting, (2) the fair value of restricted stock awards was calculated using the closing price of our common stock on the relevant date, (3) the fair value of PSUs dependent on rTSR was calculated using a Monte Carlo pricing model, (4) the fair value of PSUs dependent on Core Revenue Growth was based on estimation of performance at the time of valuation and (5) the fair value of stock options was calculated using a Black-Scholes Merton option pricing model.

(3) Includes Mr. McLaughlin for 2020, 2021, 2022, 2023 and 2024; Ms. Walker for 2020, 2022, 2023 and 2024; Ms. Barbara Hulit for 2020 and 2021; Mr. William Pringle for 2020; Mr. Edward R. Simmons for 2021; Mr. Soroye for 2021, 2022, 2023 and 2024; Mr. Murphy for 2022; and Ms. Newcombe for 2023 and 2024.

(4) Average of Non-PEO NEOs adjusted for same items as PEO.

(5) Assumes $100 invested on market close on December 31, 2019 through end of the fiscal year for which Total Shareholder Return (“TSR”) is being calculated. TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6) Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is S&P 500 Industrial.

(7) Net income is calculated pursuant to U.S. GAAP.

(8) We have identified Adjusted EPS, a non-GAAP measure, as our company-selected measure. See Appendix A for non-GAAP reconciliation.

To calculate compensation actually paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:

Reconciliation of Compensation Actually Paid to Summary Compensation Table

Principal Executive Officer

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO	LESS: FAIR VALUE OF EQUITY AWARDS AT GRANT DATE	ADD: FAIR VALUE OF EQUITY AWARDS GRANTED IN SUCH YEAR AT END OF THE APPLICABLE YEAR	ADD: CHANGE IN FAIR VALUE OF PRIOR YEAR EQUITY AWARDS VESTED IN THE APPLICABLE YEAR	ADD: YEAR OVER YEAR CHANGE IN FAIR VALUE OF PRIOR YEAR EQUITY AWARDS REMAINING UNVESTED IN THE APPLICABLE YEAR	ADD: VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT REFLECTED IN TOTAL COMPENSATION	COMPENSATION ACTUALLY PAID TO PEO

2024	$18,313,164	$(14,078,050)	$9,930,280	$3,005,928	$(5,344,139)	$32,168	$11,859,351

Non-Principal Named Executive Officers

YEAR	APPLICABLE OTHER NEOs	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR OTHER NEOs	LESS: AVERAGE FAIR VALUE OF EQUITY AWARDS AT GRANT DATE	ADD: AVERAGE FAIR VALUE OF EQUITY AWARDS GRANTED IN SUCH YEAR AT END OF THE APPLICABLE YEAR	ADD: AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS VESTED IN THE APPLICABLE YEAR	ADD: AVERAGE YEAR OVER YEAR CHANGE IN FAIR VALUE OF PRIOR YEAR EQUITY AWARDS REMAINING UNVESTED IN THE APPLICABLE YEAR	ADD: VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT REFLECTED IN TOTAL COMPENSATION	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS

2024	Charles McLaughlin, Tamara Newcombe, Olumide Soroye, Stacey Walker	$6,557,345	$(4,670,327)	$3,294,327	$327,721	$(1,326,938)	$9,404	$4,191,532

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	Includes Mr. McLaughlin for 2020, 2021, 2022, 2023 and 2024; Ms. Walker for 2020, 2022, 2023 and 2024; Ms. Barbara Hulit for 2020 and 2021; Mr. William Pringle for 2020; Mr. Edward R. Simmons for 2021; Mr. Soroye for 2021, 2022, 2023 and 2024; Mr. Murphy for 2022; and Ms. Newcombe for 2023 and 2024.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is S&P 500 Industrial.
PEO Total Compensation Amount	$ 18,313,164	$ 17,659,164	$ 16,611,190	$ 16,598,719	$ 13,624,063
PEO Actually Paid Compensation Amount	$ 11,859,351	25,319,045	5,409,783	20,783,335	22,518,383
Adjustment To PEO Compensation, Footnote

Principal Executive Officer

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO	LESS: FAIR VALUE OF EQUITY AWARDS AT GRANT DATE	ADD: FAIR VALUE OF EQUITY AWARDS GRANTED IN SUCH YEAR AT END OF THE APPLICABLE YEAR	ADD: CHANGE IN FAIR VALUE OF PRIOR YEAR EQUITY AWARDS VESTED IN THE APPLICABLE YEAR	ADD: YEAR OVER YEAR CHANGE IN FAIR VALUE OF PRIOR YEAR EQUITY AWARDS REMAINING UNVESTED IN THE APPLICABLE YEAR	ADD: VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT REFLECTED IN TOTAL COMPENSATION	COMPENSATION ACTUALLY PAID TO PEO

2024	$18,313,164	$(14,078,050)	$9,930,280	$3,005,928	$(5,344,139)	$32,168	$11,859,351

Non-PEO NEO Average Total Compensation Amount	$ 6,557,345	6,096,656	4,775,035	6,672,447	3,426,630
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,191,532	7,723,806	2,516,311	7,428,269	5,304,179
Adjustment to Non-PEO NEO Compensation Footnote

Non-Principal Named Executive Officers

YEAR	APPLICABLE OTHER NEOs	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR OTHER NEOs	LESS: AVERAGE FAIR VALUE OF EQUITY AWARDS AT GRANT DATE	ADD: AVERAGE FAIR VALUE OF EQUITY AWARDS GRANTED IN SUCH YEAR AT END OF THE APPLICABLE YEAR	ADD: AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS VESTED IN THE APPLICABLE YEAR	ADD: AVERAGE YEAR OVER YEAR CHANGE IN FAIR VALUE OF PRIOR YEAR EQUITY AWARDS REMAINING UNVESTED IN THE APPLICABLE YEAR	ADD: VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON EQUITY AWARDS NOT REFLECTED IN TOTAL COMPENSATION	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS

2024	Charles McLaughlin, Tamara Newcombe, Olumide Soroye, Stacey Walker	$6,557,345	$(4,670,327)	$3,294,327	$327,721	$(1,326,938)	$9,404	$4,191,532

Compensation Actually Paid vs. Total Shareholder Return

The charts below reflect the relationship between the PEO and the average non-PEO CAP to Total Shareholder Return, Net Income, and Adjusted EPS, and the relationship of the Company’s TSR to the peer group TSR.

CAP v. Total Shareholder Return

Compensation Actually Paid vs. Net Income	CAP v. Net Income (GAAP)
Compensation Actually Paid vs. Company Selected Measure	CAP v. Adjusted EPS(1) (1) "Adjusted EPS" is a non-GAAP measure. See Appendix A for non-GAAP reconciliation.
Total Shareholder Return Vs Peer Group

The charts below reflect the relationship between the PEO and the average non-PEO CAP to Total Shareholder Return, Net Income, and Adjusted EPS, and the relationship of the Company’s TSR to the peer group TSR.

CAP v. Total Shareholder Return

Tabular List, Table

List of Most Important Performance Measures

The three performance measures listed below represent the most important metrics we used to determine executive compensation for 2024 as further described in our Compensation Discussion and Analysis.

PERFORMANCE MEASURE

Adjusted EPS(1)

Core Revenue Growth Rate(1)

Free Cash Flow(1)

(1)
“Adjusted EPS,” “Core Revenue Growth” and “Free Cash Flow” are non-GAAP measures. See Appendix A for non-GAAP reconciliation.

Total Shareholder Return Amount	$ 119.87	117.19	101.84	120.39	111.33
Peer Group Total Shareholder Return Amount	176.44	150.2	127.15	134.52	111.06
Net Income (Loss)	$ 832,900,000	$ 865,800,000	$ 755,200,000	$ 608,400,000	$ 1,613,300,000
Company Selected Measure Amount	3.89	3.43	3.15	2.75	2.09
PEO Name	Mr. Lico
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	We have identified Adjusted EPS, a non-GAAP measure, as our company-selected measure. See Appendix A for non-GAAP reconciliation.
Measure:: 2
Pay vs Performance Disclosure
Name	Core Revenue Growth Rate
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,078,050)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,930,280
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,005,928
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,344,139)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,168
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,670,327)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,294,327
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	327,721
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,326,938)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,404